Summary of Significant Accounting Policies - Summary of Finite Lived Intangible Assets Useful Lives Using Straight-line Method (Details)	12 Months Ended
Dec. 31, 2021
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Trademarks/tradename | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Trademarks/tradename | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years